Fair value measurement (Details 3 - Textuals) - $ / shares	Dec. 31, 2022	May 09, 2022
Private Placement Warrants
Fair value measurement
Exercise price of warrants	$ 11.5	$ 11.5
Strategic Warrants, three | Market Warrants
Fair value measurement
Exercise price of warrants	$ 11.5	$ 11.5